GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 are as follows:

	Gross Amount	Accumulated Impairment Loss	Net Amount
	RMB	RMB	RMB
Balance at January 1, 2011	40,748,074	(30,199,751)	10,548,323
Translation difference	(512,548)	0	(512,548)

Balance at December 31, 2011	40,235,526	(30,199,751)	10,035,775
Write-off fully impaired goodwill	(30,199,751)	30,199,751	0
Translation difference	(24,528)	0	(24,528)

Balance at December 31, 2012	10,011,247	0	10,011,247

Balance at December 31, 2012 US$ (Note 3)	1,606,916	0	1,606,916